Risk Management - Major Products of Long-term Insurance Contracts (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Premiums of long-term insurance contracts		¥ 511,966	¥ 430,498	¥ 363,971
Liabilities of long-term insurance contracts		2,022,151	1,845,975
Gross [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Liabilities of long-term insurance contracts		2,025,133	1,847,986
Long-term insurance contracts [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Liabilities of long-term insurance contracts		1,996,715	1,824,173
Long-term insurance contracts [member] | Gross [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Premiums of long-term insurance contracts		464,898	390,438
Insurance benefits of long-term insurance contracts		¥ 166,224	¥ 179,902
Premiums of long-term insurance contracts percentage		100.00%	100.00%
Insurance benefits of long-term insurance contracts percentage		100.00%	100.00%
Liabilities of long-term insurance contracts		¥ 1,999,066	¥ 1,825,956	¥ 1,698,773
Liabilities of long-term insurance contracts percentage		100.00%	100.00%
New Xin Feng Endowment (Type A) [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Premiums of long-term insurance contracts	[1]	¥ 59,636	¥ 38,059
Insurance benefits of long-term insurance contracts	[1]	¥ 78	¥ 67
Premiums of long-term insurance contracts percentage	[1]	12.83%	9.75%
Insurance benefits of long-term insurance contracts percentage	[1]	0.05%	0.04%
Liabilities of long-term insurance contracts	[1]	¥ 69,280	¥ 43,794
Liabilities of long-term insurance contracts percentage	[1]	3.47%	2.40%
Xin Fu Ying Jia Annuity [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Premiums of long-term insurance contracts	[2]	¥ 40,588	¥ 1,626
Insurance benefits of long-term insurance contracts	[2]	¥ 7,956	¥ 277
Premiums of long-term insurance contracts percentage	[2]	8.73%	0.42%
Insurance benefits of long-term insurance contracts percentage	[2]	4.79%	0.15%
Liabilities of long-term insurance contracts	[2]	¥ 19,771	¥ 987
Liabilities of long-term insurance contracts percentage	[2]	0.99%	0.05%
Kang Ning Whole Life [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Premiums of long-term insurance contracts	[3]	¥ 21,435	¥ 22,420
Insurance benefits of long-term insurance contracts	[3]	¥ 4,197	¥ 3,949
Premiums of long-term insurance contracts percentage	[3]	4.61%	5.74%
Insurance benefits of long-term insurance contracts percentage	[3]	2.52%	2.20%
Liabilities of long-term insurance contracts	[3]	¥ 268,708	¥ 244,112
Liabilities of long-term insurance contracts percentage	[3]	13.44%	13.37%
Hong Ying Participating Endowment [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Premiums of long-term insurance contracts	[4]	¥ 3,019	¥ 4,968
Insurance benefits of long-term insurance contracts	[4]	¥ 49,796	¥ 73,261
Premiums of long-term insurance contracts percentage	[4]	0.65%	1.27%
Insurance benefits of long-term insurance contracts percentage	[4]	29.96%	40.72%
Liabilities of long-term insurance contracts	[4]	¥ 70,506	¥ 117,946
Liabilities of long-term insurance contracts percentage	[4]	3.53%	6.46%
Hong Tai Endowment [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Premiums of long-term insurance contracts	[5]	¥ 166	¥ 203
Insurance benefits of long-term insurance contracts	[5]	¥ 41,271	¥ 25,093
Premiums of long-term insurance contracts percentage	[5]	0.04%	0.05%
Insurance benefits of long-term insurance contracts percentage	[5]	24.83%	13.95%
Liabilities of long-term insurance contracts	[5]	¥ 16,730	¥ 57,356
Liabilities of long-term insurance contracts percentage	[5]	0.84%	3.14%
Others [member] | Long-term insurance contracts [member] | Gross [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Premiums of long-term insurance contracts	[6]	¥ 340,054	¥ 323,162
Insurance benefits of long-term insurance contracts	[6]	¥ 62,926	¥ 77,255
Premiums of long-term insurance contracts percentage	[6]	73.14%	82.77%
Insurance benefits of long-term insurance contracts percentage	[6]	37.85%	42.94%
Liabilities of long-term insurance contracts	[6]	¥ 1,554,071	¥ 1,361,761
Liabilities of long-term insurance contracts percentage	[6]	77.73%	74.58%

[1]	New Xin Feng is an endowment insurance contract with single premium. Its insured period is 5 years. This product is applicable to healthy policyholders between 18-year-old and 70-year-old. Both maturity and death benefits are paid at the basic sum insured. Accident death benefit is paid at 300% of the basic sum insured.
[2]	Xin Fu Ying Jia Annuity is an annuity insurance contract with the options for regular premium of 3 years, 5 years or 10 years. Its insured period extends from the effective date of Xin Fu Ying Jia Annuity to the corresponding date when policyholders reach the age of 88. This product is applicable to healthy policyholders between 28-day-old and 70-year-old. From the effective date to the contractual date starting to claim of Xin Fu Ying Jia Annuity, the annuity payment of first policy year is paid at 20% of the first premium of the product, the following annuity payments are paid at 20% of the basic sum insured by Xin Fu Ying Jia Annuity. From the first corresponding date after the contractual date starting to claim of annuity, to the corresponding date when the policyholders reach the age of 88-year-old, annuity is paid at 3% of the basic sum insured during the insured period if policyholders live to the annual corresponding effective date; annuity is paid at the premium received (without interest) during the insured period if policyholders live to the contractual date starting to claim of annuity; the contract terminates and death benefit is paid at the premium received (without interest) or the cash value of the contract, whichever greater when death incurred before the contractual date starting to claim of annuity; the contract terminates and death benefit is paid at the cash value of the contract when death incurred after contractual date starting to claim of annuity; the contract terminates and accidental death benefit is paid at the premium received (without interest) less any death benefit paid when accidents occurred and due to which death incurred within 180 days.
[3]	Kang Ning is a whole life insurance contract with the options for single premium or regular premium of 10 years or 20 years. This product is applicable to healthy policyholders under 70-year-old. The critical illness benefit is paid at 200% of the basic sum insured. Both death and disability benefits are paid at 300% of the basic sum insured less any critical illness benefits paid.
[4]	Hong Ying is a participating endowment insurance contract with the options for single premium or regular premium of 3 years, 5 years or 10 years. Its insured period can be 6 years, 10 years or 15 years. This product is applicable to healthy policyholders between 30-day-old and 70-year-old. Maturity benefit of a single premium policy is paid at the basic sum insured, while that of a regular premium policy is paid at the basic sum insured multiplied by the number of years of the premium payments. Disease death benefit incurred within the first policy year is paid at the premium received (without interest). Disease death benefit incurred after the first policy year is paid at the basic sum insured for a single premium policy or the basic sum insured multiplied by the number of years of premium payments for a regular premium policy. When accidents occurred during taking a train, a ship or a flight period, death benefit is paid at 300% of the basic sum insured for a single premium policy or 300% of the basic sum insured multiplied by the number of years of premium payments for a regular premium policy. When accidents occurred out of the period of taking a train, a ship or a flight, death benefit is paid at 200% of the basic sum insured for a single premium policy or 200% of the basic sum insured multiplied by the number of years of premium payments for a regular premium policy.
[5]	Hong Tai is long-term individual participating endowment insurance contract with options for single premium or regular premium of 10 years, designed for healthy policyholders of age between 30-day-old and 75-year-old. Insured period can be 5 years, 6 years or 10 years. Maturity benefit for single premium is paid at 100% of basic sum insured. Maturity benefit for regular premium is paid at basic sum insured multiplied by number of year of premium payments. Disease death benefit incurred within first year is paid at premium received (without interest). All other death benefits incurred are paid at basic sum insured or basic sum insured multiplied by the number of year of premium payments for single premium and regular premium, respectively.
[6]	Others consist of various long-term insurance contracts with no significant concentration.